Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	37
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$25,727,439.44	0.0739294	$11,779,406.16	0.0338489	$13,948,033.28
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$218,567,439.44	0.1917527	$204,619,406.16	0.1795159	$13,948,033.28

Weighted Avg. Coupon (WAC)	3.28%		3.29%
Weighted Avg. Remaining Maturity (WARM)	25.87		24.99
Pool Receivables Balance	$242,632,016.23		$228,119,662.87
Remaining Number of Receivables	30,617		29,975

Adjusted Pool Balance	$235,794,243.78		$221,846,210.50

III. COLLECTIONS

Principal:
Principal Collections	$13,977,550.99
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$339,991.35
Total Principal Collections	$14,317,542.34

Interest:
Interest Collections	$635,563.40
Late Fees & Other Charges	$36,652.40
Interest on Repurchase Principal	$-
Total Interest Collections	$672,215.80

Collection Account Interest	$4,293.70
Reserve Account Interest	$925.24
Servicer Advances	$-

Total Collections	$14,994,977.08

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	37
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$14,994,977.08
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,994,977.08

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$202,193.35	$-	$202,193.35	$202,193.35
Collection Account Interest					$4,293.70
Late Fees & Other Charges					$36,652.40
Total due to Servicer					$243,139.45

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$16,937.23		$16,937.23
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$144,416.23		$144,416.23	$144,416.23

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$14,472,144.40

9. Regular Principal Distribution Amount:					$13,948,033.28

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$13,948,033.28
Class A-4 Notes				$-
Class A Notes Total:		$13,948,033.28		$13,948,033.28
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$13,948,033.28		$13,948,033.28

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					524,111.12

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,837,772.45
Beginning Period Amount	$6,837,772.45
Current Period Amortization	$564,320.08
Ending Period Required Amount	$6,273,452.37
Ending Period Amount	$6,273,452.37
Next Distribution Date Required Amount	$5,734,857.62

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	37
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.31%	7.77%	7.77%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.65%	29,569	97.85%	$223,217,099.12
30 - 60 Days	1.08%	325	1.71%	$3,904,973.09
61 - 90 Days	0.21%	64	0.35%	$794,074.58
91-120 Days	0.06%	17	0.09%	$203,516.08
121 + Days	0.00%	0	0.00%	$-
Total		29,975		$228,119,662.87

Delinquent Receivables 30+ Days Past Due
Current Period	1.35%	406	2.15%	$4,902,563.75
1st Preceding Collection Period	1.73%	529	2.73%	$6,623,970.30
2nd Preceding Collection Period	1.79%	562	2.81%	$7,267,135.74
3rd Preceding Collection Period	1.68%	536	2.59%	$7,082,918.22
Four-Month Average	1.64%		2.57%

Repossession in Current Period		30		$305,831.47
Repossession Inventory		72		$267,647.37

Current Charge-Offs
Gross Principal of Charge-Offs				$534,802.37
Recoveries				$(339,991.35)
Net Loss				$194,811.02

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.96%

Average Pool Balance for Current Period				$235,375,839.55

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.99%
1st Preceding Collection Period				0.99%
2nd Preceding Collection Period				0.64%
3rd Preceding Collection Period				1.26%
Four-Month Average				0.97%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	47	1,938	$29,566,507.10
Recoveries	46	1,709	$(16,516,726.11)
Net Loss			$13,049,780.99
Cumulative Net Loss as a % of Initial Pool Balance			1.09%

Net Loss for Receivables that have experienced a Net Loss *	38	1,618	$13,102,079.06
Average Net Loss for Receivables that have experienced a Net Loss			$8,097.70

Principal Balance of Extensions			$652,400.46
Number of Extensions			54

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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